Investments in and Advances to Equity Accounted Investments - Additional Information (Details) $ in Thousands			1 Months Ended	3 Months Ended	9 Months Ended
	Nov. 27, 2017 USD ($)	May 31, 2017 USD ($) pool shares	Jan. 31, 2014 USD ($) member shares	Jun. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Aug. 31, 2014
Investments in and Advances to Affiliates [Line Items]
Total principal					$ 814,709	$ 963,247
Tanker Investments Ltd.
Investments in and Advances to Affiliates [Line Items]
Ownership percentage	11.30%
Number of shares acquiring (in shares) | shares		27,000,000
Class A | Tanker Investments Ltd.
Investments in and Advances to Affiliates [Line Items]
Share for share exchange (in shares) | shares		3.3
Entities Under Common Control | Teekay Tanker Operations Limited
Investments in and Advances to Affiliates [Line Items]
Purchase price of acquisition		$ 39,000
Original ownership interest percentage		50.00%					50.00%
Entities Under Common Control | Teekay Tanker Operations Limited | Working Capital
Investments in and Advances to Affiliates [Line Items]
Purchase price of acquisition		$ 13,100
High-Q Joint Venture
Investments in and Advances to Affiliates [Line Items]
Ownership percentage					50.00%
Tanker Investments Ltd.
Investments in and Advances to Affiliates [Line Items]
Number of shares acquiring (in shares) | shares		27,000,000
High-Q Joint Venture
Investments in and Advances to Affiliates [Line Items]
Number of vessels | vessel					1
Total principal					$ 38,700	$ 42,700
Percentage of exposure to loan guarantee					50.00%
High-Q Joint Venture | Joint Venture Interest Rate Derivative
Investments in and Advances to Affiliates [Line Items]
Fixed interest rate					1.47%
Tanker Investments Ltd.
Investments in and Advances to Affiliates [Line Items]
Ownership percentage		11.30%
Investment in equity accounted investment			$ 25,000
Number of board members to elect | member			1
Tanker Investments Ltd. | Maximum
Investments in and Advances to Affiliates [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares) | shares			750,000
Tanker Investments Ltd. | Common Stock
Investments in and Advances to Affiliates [Line Items]
Common stock, shares purchased (in shares) | shares			2,500,000.0
Tanker Investments Ltd. | Preferred Stock
Investments in and Advances to Affiliates [Line Items]
Common stock, shares purchased (in shares) | shares			1
Teekay Tanker Operations Limited
Investments in and Advances to Affiliates [Line Items]
Number of commercially managed tanker pools | pool		4
Original ownership interest percentage		50.00%
Teekay Tanker Operations Limited | TTOL
Investments in and Advances to Affiliates [Line Items]
Equity method investment, remaining ownership percentage		50.00%
Tanker Investments Ltd.
Investments in and Advances to Affiliates [Line Items]
Investment write down				$ 28,100
Equity method investment, realized gain (loss) on disposal	$ 1,400